ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	Apr. 24, 2018	Nov. 08, 2019
Number of shareholders	2
Number of oil and gas assets held	2
Number of producing block held	1
Number of exploration block held	1
Maderic Holding Limited
Percentage of legal ownership by Kaixin Auto Group	87.04%	87.04%
HFO Investment Group
Ownership percentage held by non controlling parent	12.96%	12.96%
WJ Energy Group Limited | Operating subsidiaries in Indonesia
Percentage of legal ownership by Kaixin Auto Group	100.00%